Share repurchase program (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2022 USD ($) shares
Credit Suisse
Share Repurchse Program [Line Items]
Shares transferred as consideration for the acquisition	(175,649,481)	(175,649,481)
From 2021
Share Repurchse Program [Line Items]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | SFr	SFr 4,000
Shares aquired as part of the share repurchase program	62,548,000	62,548,000	177,787,273	177,787,273
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 1,035	$ 1,115	SFr 2,775	$ 3,022
From 2022
Share Repurchse Program [Line Items]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | $		$ 6,000
Shares aquired as part of the share repurchase program	64,600,000	64,600,000
Amount invested to aquire own registered shares as part of the share repurchase program	SFr 1,202	$ 1,300
Shares originally intended for cancellation purposes	178,000,000	178,000,000
From 2023
Share Repurchse Program [Line Items]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | $		$ 6,000